Benefit Plans (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Benefit Plans [Abstract]
Minimum age of employee participants in company 401(k) retirement plan (in Duration)	18 years
Percentage of annual compensation employees may contribute to 401(k) retirement plan, up to maximum amount allowed by Internal Revenue Service (in Percent)	100.00%
Company elective contribution to 401(k) retirement plan	$ 15,144	$ 9,482